Document and Entity Information	Jun. 16, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	MICROSTRATEGY Inc
Amendment Flag	false
Entity Central Index Key	0001050446
Document Type	8-K
Document Period End Date	Jul. 21, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-42509
Entity Tax Identification Number	51-0323571
Entity Address, Address Line One	1850 Towers Crescent Plaza
Entity Address, City or Town	Tysons Corner
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22182
City Area Code	(703)
Local Phone Number	848-8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false